Commitments and Contingencies (Details) - Schedule of current and long-term operating lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases
Leased assets obtained in exchange for new and modified operating lease liabilities	(558)
Leased assets surrendered in exchange for termination of operating lease liabilities